Nature of Operations and Summary of Significant Accounting Policies - Schedule of Revenues from Contracts with Customers (Details) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total Revenue	$ 7,806,500	$ 6,783,800	$ 26,077,300	$ 17,737,900	$ 30,953,500	$ 5,730,300
Real Estate [Member]
Total Revenue	7,704,300	6,616,700	25,625,300	17,485,900	30,683,400	5,290,000
Construction Materials [Member]
Total Revenue	$ 102,200	$ 167,100	$ 452,000	$ 252,000	$ 270,100	$ 440,300